OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
In millions of COP
Interest on debt instruments using the effective interest method	308,453	160,200	129,017
Interest and valuation on financial instruments
Debt investments	533,506	881,985	472,357
Derivatives	(337,796)	(182,769)	(22,575)
Spot transactions	20,173	483	(13,734)
Repos	(1,025)	(175,259)	(51,438)
Total valuation on financial instruments	214,858	524,440	384,610
Total Interest and valuation on financial instruments	523,311	684,640	513,627

Schedule of interest on financial liability instruments

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
In millions of COP
Deposits	(4,084,192)	(4,164,798)	(3,852,061)
Debt instruments in issue	(1,053,989)	(1,164,808)	(1,139,456)
Borrowing costs(1)	(527,825)	(627,058)	(583,321)
Interest right of use assets(2)	(118,600)	(121,946)	-
Preferred shares	(57,701)	(57,908)	(58,714)
Borrowings from other financial institutions	(5,838)	(21,663)	(18,134)
Other interest	(14,863)	(21,613)	(18,530)
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
(1)	Includes the expense recognized for borrowing costs of the subsidiaries sold during 2019 for COP 1,224.
(2)	For more information refer to Note 7 Leases.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers as at December 31, 2020, 2019 and 2018:

As of December 31, 2020

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	329,281	77,727	105,821	49,782	-	-	-	20,234	-	582,845	-	582,845
Credit and debit card fees and commercial estabilshments	1,484,085	147,448	126,857	85,643	-	-	-	1,834	-	1,845,867	-	1,845,867
Brokerage	-	10,047	-	9	-	-	18,308	-	-	28,364	-	28,364
Acceptances, Guarantees and Standby Letters of Credit	38,864	13,976	5,112	2,713	-	-	-	1,109	-	61,774	-	61,774
Trust	844	18,089	1,868	788	349,127	-	81,373	46	2,115	454,250	-	454,250
Securities brokerage	-	789	1,723	-	-	37,354	12,170	-	-	52,036	-	52,036
Bancassurance	685,783	42,697	139	-	8	3	12	-	-	728,642	-	728,642
Payment and collections	595,222	-	-	-	-	-	-	-	-	595,222	-	595,222
Others	157,303	-	48,272	37,333	15	90	765	5,673	(38)	249,413	-	249,413
Total revenue from contracts with customers(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	-	4,598,413
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

During 2020, payment and collection and Banking services were the principal commissions affected by the COVID-19 pandemic.

As of December 31, 2019

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	422,943	77,976	99,222	52,627	-	-	-	15,683	-	668,451	-	668,451
Credit and debit card fees and commercial estabilshments	1,421,039	200,372	117,541	78,764	-	-	-	4,230	-	1,821,946	-	1,821,946
Brokerage	-	7,893	-	24	-	-	18,617	-	-	26,534	-	26,534
Acceptances, Guarantees and Standby Letters of Credit	32,829	14,369	5,541	2,440	-	-	-	844	-	56,023	-	56,023
Trust	-	13,033	1,713	572	349,402	-	80,534	41	509	445,804	-	445,804
Securities brokerage	-	391	1,496	-	-	30,142	6,961	-	-	38,990	-	38,990
Bancassurance	607,758	35,014	160	-	36	7	51	-	-	643,026	-	643,026
Payment and collections	623,758	-	-	-	-	-	-	-	-	623,758	-	623,758
Others	161,420	1,007	42,636	36,427	-	680	7,201	5,002	79	254,452	(12)	254,440
Total revenue from contracts with customers(1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

As of December 31, 2018

											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments	eliminations	consolidation	eliminations
											purposes
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	370,671	66,569	85,615	39,610	-	-	-	12,783	-	575,248	-	575,248
Credit and debit card fees and commercial estabilshments	1,258,047	185,466	97,163	66,731	-	-	-	3,707	-	1,611,114	-	1,611,114
Brokerage	-	7,033	-	29	-	-	20,012	-	-	27,074	-	27,074
Acceptances, Guarantees and Standby Letters of Credit	33,313	15,352	4,749	3,055	-	-	-	897	-	57,366	-	57,366
Trust	-	8,184	1,411	645	313,886	-	81,502	37	104	405,769	-	405,769
Securities brokerage	-	1,200	1,212	-	-	20,262	9,530	-	-	32,204	-	32,204
Bancassurance	495,232	28,466	112	-	-	-	-	-	-	523,810	-	523,810
Payment and collections	559,139	-	-	4,084	-	-	-	-	-	563,223	-	563,223
Others	124,900	492	36,852	27,099	22	9	2,926	3,416	2,884	198,600	(149)	198,451
Total revenue from contracts with customers(1)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

Schedule of contract assets and liabilities

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2020, 2019 and 2018:

	2020	2019	2018
	In millions of COP
Accounts receivable from contracts with customers, net(1)	177,991	203,198	86,759
Contract liabilities	64,071	60,791	75,845
(1)

Allowances for receivables from customers are COP 36,061, COP 9,769 and COP 11,975 for the year 2020, 2019 and 2018 respectively. The increase in this impairment corresponds to the growth of accounts receivable for credit card fees, due to the additional extensions granted to customers, according to External Circulars 007, 009, 014 and 022 of 2020 of the SFC.

Schedule of other operating income

Fees and Commissions Expenses	2020	2019	2018
	In millions of COP
Banking services	(513,122)	(630,583)	(542,628)
Call center and web page	(558,038)	(423,630)	(309,403)
Others	(490,425)	(499,026)	(361,025)
Expenses for commissions	(1,561,585)	(1,553,239)	(1,213,056)

Schedule of other operating income net

The following table sets forth the detail of other operating income net for the years ended December 31, 2020, 2019 and 2018:

Other operating income	2020	2019	2018
	In millions of COP
Leases(1)	711,575	682,525	624,062
Net foreign exchange and Derivatives Foreign exchange contracts(2)	599,396	219,835	61,391
Services	143,145	170,494	170,459
Other reversals	70,352	49,079	47,657
Gains on sale of assets	65,932	93,548	75,976
Insurance(3)	59,514	60,452	54,679
Penalties for failure to contracts	8,207	28,554	16,302
Investment property valuation(4)	(3,501)	93,197	77,350
Hedging	(3,746)	663	14,158
Others	193,698	136,900	109,533
Total Other operating income	1,844,572	1,535,247	1,251,567
(1)

Corresponds to operating leases (see Note 7.1 lessor), property leases (see Note 11. Investment properties) and other assets leases for COP 8,632, COP 34,951, COP 22,768 for the years ended December 31, 2020, 2019 and 2018 respectively.

(2)	Corresponds to the management of assets and liabilities in foreign currency.
(3)	Corresponds to income from Seguros Agromercantil Guatemala insurance operations.
(4)	At the end of 2020 there was a devaluation of investment properties, as a result of the conditions of each property and the effect of the COVID-19 pandemic. See Note 11. Investment properties.

Schedule of dividends received, and share of profits of equity method investees

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2020, 2019 and 2018:

Dividends and net income on equity investments	2020	2019	2018
	In millions of COP
Equity method(1)	136,596	249,231	187,814
Impairment of investments in associates(2)	(4,399)	-	-
Dividends(3)	14,217	84,183	67,582
Equity investments(4)	(27,795)	71,207	86,399
Gains on sale of investments is subsidiarys and associates(5)	-	77,916	-
Others(6)	4,706	(101,938)	(47,765)
Total dividends received, and share of profits of equity method investees	123,325	380,599	294,030
(1)

Corresponds to income from equity method of investments in associates as of December 31, 2020 and 2019 for COP 123,676 and COP 246,153, respectively, and joint ventures for COP 13,019 and COP 3,078, respectively. For further information, see Note 8 investments in associates and joint ventures.

(2)	In December, 2020, the Bank recognized impairment on Internacional Ejecutiva de Aviación S.A.S for COP (4,399), see Note 8 Investments in associates and joint ventures
(3)

Dividends received from equity investments at fair value through profit or loss as of December 31, 2020, 2019 and 2018 amount COP 650, COP 73,685 and COP 54,477, respectively. Dividends from equity investments at fair value through OCI amount COP 13,567, COP 10,498 and COP 13,105, respectively. As of December 31, 2020, 2019 and 2018, the amount includes dividends of investments derecognised for COP 490, COP 4,100 and COP 950, respectively.

(4)	During 2020, the losses in the investment portfolios of the Bank are due to the negative macroeconomic impacts generated by the global COVID-19 pandemic.
(5)

As of December 31, 2019, Corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736. During 2020, no sales were made.

Corresponds to the  valuation of the financial liability that the Bank had with BAM Financial Corporation (BFC), due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding  pursuant to an outstanding put option expiring in 2024. In February 2020, BFC notified its decision to exercise the contractual put option for the sale of the GAH common stock held, and in September, 2020, the Bank purchased 40% of the common stock of GAH from BFC, after obtaining the neccesary regulatory approvals.  For further information see Note 17 Borrowings from other financial institutions.